Key management personnel (Tables)	12 Months Ended
Dec. 31, 2025
Key management personnel
Schedule of key management personnel

	December 31, 2025	December 31, 2024
	$	$
	(Restated – see Note 4)	(Restated – see Note 4)
Stock-based compensation	2,268,725	3,185,403
Salaries and bonuses	1,956,036	2,386,759
Consulting	320,067	—
	4,544,828	5,572,162